NOTE 1 – Summary of Significant Accounting Policies (Tables)		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Accounting Policies [Abstract]
Property and Equipment and Depreciation

Machinery equipment	5	-	10
Computer software and equipment	2	-	15
Furniture, fixtures, and equipment	3	-	10
Leasehold improvements	Life of Lease

Property and Equipment
	As of December 31, 2025	As of December 31, 2024

Machinery equipment	$278,659	$—
Computer, software, and equipment	90,909	4,916
Furniture, fixtures, and equipment	27,916	—
Equipment	$397,484	$4,916
Less: Accumulated depreciation	(85,255)	(2,413)
Equipment, net	$312,229	$2,503

	As of June 30, 2026	As of December 31, 2025

Machinery equipment	$297,762	$278,659
Leasehold improvements	8,998	—
Computer, software, and equipment	84,456	90,909
Furniture, fixtures, and equipment	32,992	27,916
Equipment and leasehold improvements	$424,208	$397,484
Less: Accumulated depreciation	(93,362)	(85,255)
Equipment and leasehold improvement	$330,846	$312,229

Property and Equipment and Depreciation

Machinery equipment	5	-	10
Computer software and equipment	2	-	15
Furniture, fixtures, and equipment	3	-	10
Leasehold improvements	Life of Lease

Revenues

	For the six months ended June 30,
	2026	2025

Sales of goods	3,403,191	—
Provision of services	1,449,525	—
Net revenues	$4,852,716	$—